First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
February 28, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 105.6%
	Capital Markets – 105.6%
250,000	Ares Capital Corp. (a)	$4,582,500
327,594	Barings BDC, Inc. (a)	3,177,662
331,863	BlackRock TCP Capital Corp. (a)	4,284,351
70,238	Capital Southwest Corp. (a)	1,538,212
25,408	Crescent Capital BDC, Inc. (a)	423,043
135,000	Goldman Sachs BDC, Inc. (a)	2,459,700
250,000	Golub Capital BDC, Inc. (a)	3,715,000
350,000	Hercules Capital, Inc. (a)	5,558,000
130,340	Investcorp Credit Management BDC, Inc. (a)	699,926
110,107	Main Street Capital Corp. (a)	4,038,725
377,564	New Mountain Finance Corp. (a)	4,678,018
287,084	OFS Capital Corp. (a)	2,201,934
150,000	Owl Rock Capital Corp. (a)	2,097,000
20,000	PennantPark Floating Rate Capital Ltd. (a)	238,400
655,081	PennantPark Investment Corp. (a)	3,694,657
23,335	PhenixFIN Corp. (b)	718,718
340,472	Portman Ridge Finance Corp.	687,753
146,751	Sixth Street Specialty Lending, Inc. (a)	3,190,367
195,709	SLR Investment Corp. (a)	3,786,969
286,126	Stellus Capital Investment Corp. (a)	3,330,507
227,927	TriplePoint Venture Growth BDC Corp. (a)	3,229,726
	Total Common Stocks - Business Development Companies	58,331,168
	(Cost $67,861,416)
COMMON STOCKS – 3.7%
	Diversified Financial Services – 2.0%
4,500	Berkshire Hathaway, Inc., Class B (a) (b)	1,082,295
	Insurance – 1.7%
11,000	Prudential Financial, Inc. (a)	953,920
	Total Common Stocks	2,036,215
	(Cost $1,706,771)
REAL ESTATE INVESTMENT TRUSTS – 3.0%
	Mortgage Real Estate Investment Trusts – 3.0%
200,000	Annaly Capital Management, Inc.	1,662,000
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
2,700	Capstead Mortgage Corp. (a)	$15,471
	Total Real Estate Investment Trusts	1,677,471
	(Cost $1,467,425)
	Total Investments – 112.3%	62,044,854
	(Cost $71,035,612) (c)
	Outstanding Loan – (12.9)%	(7,100,000)
	Net Other Assets and Liabilities – 0.6%	286,653
	Net Assets – 100.0%	$55,231,507

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,865,630 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,856,388. The net unrealized depreciation was $8,990,758.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2021 is as follows:
	Total Value at 2/28/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$ 58,331,168	$ 58,331,168	$ —	$ —
Common Stocks*	2,036,215	2,036,215	—	—
Real Estate Investment Trusts*	1,677,471	1,677,471	—	—
Total Investments	$ 62,044,854	$ 62,044,854	$—	$—

*	See Portfolio of Investments for industry breakout.